Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	17 Education & Technology Group Inc.
Entity Central Index Key	0001821468
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39742
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16/F, Block B, Wangjing Greenland Center
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 (the “Amendment”) to the annual report on Form 20-F of 17 Education & Technology Group Inc. (the “Company”) for the fiscal year ended December 31, 2024, as originally filed with the Securities and Exchange Commission on April 25, 2025 (the “Annual Report”), is being filed solely to (i) add the Company’s clawback policy to the exhibit index included in Item 19 of the Annual Report and incorporating it by reference into the Annual Report, and (ii) modify the exhibit number of the Company’s insider trading policy from Exhibit 19.1 to Exhibit 11.2. Other than the matters described above, this Amendment does not amend or modify any information included in any of the disclosure presented in the Annual Report.The Amendment does not reflect events occurring after the date of the filing of the Annual Report or modify or update any of the other disclosures contained therein in any way. Accordingly, the Amendment should be read in conjunction with the Annual Report.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	16/F, Block B
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Contact Personnel Name	Sishi Zhou
Entity Address, Address Line Two	Wangjing Greenland Center
City Area Code	+86
Local Phone Number	10 6479 6786
Contact Personnel Email Address	sishi.zhou@17zuoye.com
Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	444,312,538
American Depositary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	YQ
Title of 12(b) Security	American Depositary Shares, each representing fifty Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Entity Common Stock Shares Outstanding	327,406,202
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	116,906,336